SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable	$ 500	$ 156,614
Less: allowance for credit loss
Account receivable, net	$ 500	$ 156,614